Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Intangible assets that have indefinite useful lives:
Trade names	¥ 74,489	¥ 75,860
Asset management contracts	141,352	150,686
Others	6,395	3,906
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	222,236	230,452
Intangible assets subject to amortization:
Software	89,714	94,898
Customer relationships	117,716	125,081
Others	73,866	32,388
Finite-Lived Intangible Assets, Gross, Total	281,296	252,367
Accumulated amortization	(107,481)	(96,485)
Net	173,815	155,882
Intangible Assets, Net (Excluding Goodwill), Total	¥ 396,051	¥ 386,334